American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
November 30, 2019

American Century Quality Diversified International ETF - Schedule of Investments
NOVEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 5.8%
Aristocrat Leisure Ltd.	24,087	552,742
ASX Ltd.	1,660	91,938
BHP Group Ltd.	3,949	101,768
CIMIC Group Ltd.	5,415	123,597
Coca-Cola Amatil Ltd.	30,614	236,042
Cochlear Ltd.	672	106,320
Crown Resorts Ltd.	13,978	122,214
CSL Ltd.	655	125,965
Evolution Mining Ltd.	27,665	73,645
Fortescue Metals Group Ltd.	109,403	720,304
Goodman Group	78,962	791,604
Magellan Financial Group Ltd.	5,649	201,096
Medibank Pvt Ltd.	57,003	125,943
Mirvac Group	368,379	841,401
Newcrest Mining Ltd.	9,500	198,517
Northern Star Resources Ltd.	12,044	78,092
Orica Ltd.	6,656	107,281
Qantas Airways Ltd.	48,285	238,888
Santos Ltd.	19,974	110,134
Sonic Healthcare Ltd.	21,623	441,318
South32 Ltd.	63,587	116,159
Telstra Corp. Ltd.	45,129	118,075
Wesfarmers Ltd.	4,483	128,793
		5,751,836
Austria — 1.1%
OMV AG	5,851	334,037
Raiffeisen Bank International AG	12,830	301,105
Verbund AG	9,273	482,243
		1,117,385
Belgium — 1.4%
Ageas	2,561	153,764
Proximus SADP	3,979	120,073
Solvay SA	5,905	676,460
Telenet Group Holding NV(1)	7,735	349,195
UCB SA	1,511	122,509
		1,422,001
Canada — 6.3%
Air Canada(1)	15,389	578,137
Alimentation Couche-Tard, Inc., B Shares	3,062	100,649
Canadian National Railway Co.	1,052	95,819
Canadian Pacific Railway Ltd.	3,310	788,444
Canadian Tire Corp. Ltd., Class A	3,110	361,001
CGI, Inc.(1)	1,231	102,345

Constellation Software, Inc.	770	822,614
Dollarama, Inc.	2,953	108,227
Empire Co. Ltd., Class A	8,146	218,515
Franco-Nevada Corp.	988	97,078
Great-West Lifeco, Inc.	5,308	133,514
H&R Real Estate Investment Trust	46,568	759,042
iA Financial Corp., Inc.	2,322	119,207
Imperial Oil Ltd.	3,935	98,890
Intact Financial Corp.	1,085	111,821
Kirkland Lake Gold Ltd.	7,944	333,011
Manulife Financial Corp.	13,134	258,379
Parkland Fuel Corp.	3,097	109,727
Quebecor, Inc., Class B	4,288	106,760
RioCan Real Estate Investment Trust	5,686	116,738
SmartCentres Real Estate Investment Trust	4,764	115,240
Sun Life Financial, Inc.	2,403	109,752
Suncor Energy, Inc.	3,300	103,615
Teck Resources Ltd., Class B	6,641	104,196
Thomson Reuters Corp.	1,468	103,547
Toronto-Dominion Bank (The)	1,780	102,853
Wheaton Precious Metals Corp.	4,218	116,608
WSP Global, Inc.	1,783	115,967
		6,291,696
China — 3.8%
Alibaba Group Holding Ltd. ADR(1)	2,700	540,000
Anhui Conch Cement Co. Ltd., H Shares	113,000	722,631
ANTA Sports Products Ltd.	45,000	423,077
China Merchants Bank Co. Ltd., H Shares	22,500	106,373
ENN Energy Holdings Ltd.	1,600	17,376
Li Ning Co. Ltd.	68,000	218,093
New Oriental Education & Technology Group, Inc. ADR(1)	1,600	193,728
Ping An Insurance Group Co. of China Ltd., H Shares	68,000	770,694
Tencent Holdings Ltd.	18,100	767,385
		3,759,357
Denmark — 1.7%
Carlsberg A/S, B Shares	1,988	286,023
Chr Hansen Holding A/S	1,147	87,124
Coloplast A/S, B Shares	2,091	247,044
DSV Panalpina A/S	972	105,844
Genmab A/S(1)	544	126,980
GN Store Nord A/S	2,302	108,476
H Lundbeck A/S	3,100	118,799
Novo Nordisk A/S, B Shares	11,241	631,725
		1,712,015
Finland — 1.4%
Elisa Oyj	2,096	112,107
Kone Oyj, B Shares	1,918	120,124
Metso Oyj	6,735	257,889
Neste Oyj	3,061	103,591

UPM-Kymmene Oyj	22,687	757,953
		1,351,664
France — 10.5%
Air Liquide SA	692	93,819
Amundi SA	1,508	114,152
ArcelorMittal SA	7,844	134,049
Arkema SA	1,374	142,333
Bouygues SA	3,296	134,672
Capgemini SE	3,528	417,280
Cie de Saint-Gobain	9,364	379,125
CNP Assurances	52,268	1,032,278
Credit Agricole SA	9,884	135,149
Danone SA	1,076	88,624
Eiffage SA	1,089	118,941
Engie SA	8,790	139,125
Euronext NV	7,373	557,091
Faurecia SE	3,122	165,455
Hermes International	1,629	1,220,646
Ingenico Group SA	1,169	124,736
Kering SA	1,170	704,404
L'Oreal SA	374	106,653
Legrand SA	1,391	109,872
LVMH Moet Hennessy Louis Vuitton SE	242	108,569
Orange SA	7,441	123,011
Pernod Ricard SA	504	92,599
Peugeot SA	35,341	853,444
Publicis Groupe SA	13,200	581,164
Remy Cointreau SA	680	87,615
Safran SA	711	116,255
Sanofi	14,461	1,348,854
Sartorius Stedim Biotech	674	107,047
Schneider Electric SE	2,639	254,677
Sodexo SA	1,002	116,816
Suez	8,624	127,739
Teleperformance	525	124,369
TOTAL SA	2,262	118,845
Valeo SA	4,361	171,732
Vinci SA	1,032	112,573
Worldline SA(1)	1,396	90,345
		10,454,058
Germany — 4.5%
adidas AG	686	213,885
Beiersdorf AG	812	94,770
Brenntag AG	2,342	125,002
Carl Zeiss Meditec AG	3,343	409,142
Covestro AG	7,480	350,503
CTS Eventim AG & Co. KGaA	1,760	107,490
Deutsche Lufthansa AG	22,039	418,304
Deutsche Post AG	3,971	148,182
Deutsche Telekom AG	6,767	113,695

Evonik Industries AG	26,583	771,984
GEA Group AG	4,218	135,734
Hannover Rueck SE	623	115,840
HeidelbergCement AG	1,629	120,520
KION Group AG	4,669	310,087
MTU Aero Engines AG	432	117,102
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	873	250,805
Nemetschek SE	1,820	107,628
Puma SE	1,269	95,467
Schaeffler AG Preference Shares	16,645	182,045
Symrise AG	1,032	100,180
Telefonica Deutschland Holding AG	44,355	135,526
		4,423,891
Hong Kong — 0.3%
Hong Kong Exchanges & Clearing Ltd.	9,100	287,598
Ireland — 0.3%
AIB Group plc	44,614	146,596
CRH plc	3,000	114,430
		261,026
Israel — 0.7%
Bank Hapoalim BM	15,417	124,448
Bank Leumi Le-Israel BM	17,064	123,899
Israel Chemicals Ltd.	25,053	117,572
Nice Ltd.(1)	798	121,095
Teva Pharmaceutical Industries Ltd.(1)	15,847	164,265
		651,279
Italy — 3.3%
DiaSorin SpA	814	108,837
Enel SpA	15,575	117,707
Eni SpA	71,393	1,079,786
EXOR NV	1,669	127,831
Ferrari NV	810	136,936
Fiat Chrysler Automobiles NV	14,723	217,920
Hera SpA	24,168	106,668
Leonardo SpA	10,387	121,522
Mediobanca Banca di Credito Finanziario SpA	11,398	127,592
Moncler SpA	10,288	451,241
Poste Italiane SpA	9,620	112,368
Recordati SpA	8,842	371,215
Snam SpA	19,066	94,830
Terna Rete Elettrica Nazionale SpA	15,355	98,681
		3,273,134
Japan — 21.0%
Advantest Corp.	4,700	229,629
Ajinomoto Co., Inc.	6,200	103,339
Alfresa Holdings Corp.	5,000	103,354
Asahi Intecc Co. Ltd.	4,300	125,458
Asahi Kasei Corp.	12,500	140,566
Astellas Pharma, Inc.	64,000	1,091,462
Bandai Namco Holdings, Inc.	3,200	194,107

Brother Industries Ltd.	13,100	260,086
Canon, Inc.	4,300	118,764
Central Japan Railway Co.	500	100,980
Chugai Pharmaceutical Co. Ltd.	13,500	1,179,220
Dai Nippon Printing Co. Ltd.	5,200	139,173
Daiichi Sankyo Co. Ltd.	1,500	94,266
Eisai Co. Ltd.	1,900	140,944
Fast Retailing Co. Ltd.	300	182,880
FUJIFILM Holdings Corp.	2,600	123,229
Fujitsu Ltd.	1,900	172,656
Hitachi High-Technologies Corp.	3,300	215,387
Hitachi Ltd.	4,100	161,210
Hoya Corp.	10,700	976,154
ITOCHU Corp.	7,400	161,538
Itochu Techno-Solutions Corp.	3,600	96,095
Japan Airlines Co. Ltd.	3,700	114,947
Japan Tobacco, Inc.	64,000	1,458,013
Kajima Corp.	9,300	122,723
Kao Corp.	1,600	125,874
KDDI Corp.	3,600	103,276
Keyence Corp.	1,200	410,828
Kirin Holdings Co. Ltd.	46,800	1,036,522
Kobayashi Pharmaceutical Co. Ltd.	1,300	106,721
Konami Holdings Corp.	2,500	109,924
Kyocera Corp.	1,900	129,391
Lion Corp.	6,000	121,007
Mazda Motor Corp.	13,500	119,806
Medipal Holdings Corp.	5,300	113,741
MEIJI Holdings Co. Ltd.	1,600	108,776
MINEBEA MITSUMI, Inc.	7,300	141,886
Mitsubishi Tanabe Pharma Corp.	10,200	186,767
Mitsubishi UFJ Financial Group, Inc.	24,900	131,605
Mitsubishi UFJ Lease & Finance Co. Ltd.	23,100	148,470
MonotaRO Co. Ltd.	7,800	219,704
NEC Corp.	5,100	203,935
Nexon Co. Ltd.(1)	7,200	98,219
NGK Insulators Ltd.	8,400	138,623
Nihon M&A Center, Inc.	6,600	219,694
Nikon Corp.	9,100	124,938
Nippon Paint Holdings Co. Ltd.	2,400	128,138
Nippon Shinyaku Co. Ltd.	1,200	108,366
Nippon Telegraph & Telephone Corp.	4,900	247,312
Nissan Chemical Corp.	2,300	91,180
Nitto Denko Corp.	2,600	146,010
Nomura Research Institute Ltd.	4,800	101,306
NTT Data Corp.	11,300	154,167
NTT DOCOMO, Inc.	4,100	112,502
Obayashi Corp.	12,500	132,586
Obic Co. Ltd.	1,000	132,810
Oji Holdings Corp.	48,600	277,833

Oracle Corp. (Tokyo)	1,100	101,262
ORIX Corp.	8,500	139,268
Otsuka Corp.	3,400	136,334
Otsuka Holdings Co. Ltd.	3,400	148,441
PeptiDream, Inc.(1)	3,700	170,130
Persol Holdings Co. Ltd.	4,800	88,384
Pigeon Corp.	2,700	125,657
Pola Orbis Holdings, Inc.	13,600	335,447
Recruit Holdings Co. Ltd.	23,400	847,620
Santen Pharmaceutical Co. Ltd.	5,500	103,062
SCSK Corp.	2,300	120,483
Seiko Epson Corp.	8,500	129,471
Sekisui Chemical Co. Ltd.	7,900	137,653
Sekisui House Ltd.	23,700	512,247
Shin-Etsu Chemical Co. Ltd.	1,100	117,812
Shionogi & Co. Ltd.	2,900	170,691
Sony Corp.	2,400	151,741
Sony Financial Holdings, Inc.	4,200	97,545
Subaru Corp.	5,000	131,031
Sumitomo Dainippon Pharma Co., Ltd.	6,500	123,039
Sumitomo Mitsui Financial Group, Inc.	3,400	124,004
Sumitomo Mitsui Trust Holdings, Inc.	3,500	134,013
Suntory Beverage & Food Ltd.	2,800	121,525
TDK Corp.	1,700	179,008
TIS, Inc.	2,300	136,522
Toho Co. Ltd.	2,300	93,360
Tokio Marine Holdings, Inc.	1,900	103,378
Tokyo Electron Ltd.	2,200	455,316
Toyota Tsusho Corp.	18,200	636,622
Trend Micro, Inc.	2,600	140,475
Unicharm Corp.	3,100	101,704
West Japan Railway Co.	1,500	132,097
Yamaha Motor Co. Ltd.	6,900	144,350
Z Holdings Corp.	225,300	776,907
ZOZO, Inc.	6,600	131,332
		20,836,028
Netherlands — 3.8%
Akzo Nobel NV	1,076	103,071
ASML Holding NV	2,755	749,305
Heineken Holding NV	1,275	122,265
Heineken NV	906	93,896
ING Groep NV	16,178	186,118
Koninklijke Ahold Delhaize NV	21,356	550,361
Koninklijke DSM NV	775	99,301
Koninklijke KPN NV	30,443	93,818
Koninklijke Philips NV	25,943	1,204,822
Randstad NV	2,418	140,828
Wolters Kluwer NV	6,610	474,693
		3,818,478

New Zealand — 0.2%
a2 Milk Co. Ltd.(1)	21,153	211,383
Norway — 1.2%
Aker BP ASA	10,908	312,548
DNB ASA	7,011	117,683
Equinor ASA	6,611	121,828
Orkla ASA	26,185	253,781
Schibsted ASA, Class A	3,168	86,789
Telenor ASA	15,491	282,711
		1,175,340
Portugal — 0.2%
EDP - Energias de Portugal SA	33,649	136,140
Galp Energia SGPS SA	6,713	109,313
		245,453
Singapore — 2.0%
DBS Group Holdings Ltd.	11,900	219,647
Genting Singapore Ltd.	182,200	123,212
Jardine Cycle & Carriage Ltd.	5,100	114,454
Singapore Exchange Ltd.	147,000	952,257
Singapore Technologies Engineering Ltd.	40,500	122,446
Wilmar International Ltd.	164,400	492,355
		2,024,371
South Korea — 1.3%
LG Household & Health Care Ltd.	136	145,707
Samsung Electronics Co. Ltd.	17,810	760,589
Samsung Securities Co. Ltd.	13,186	403,970
		1,310,266
Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	13,466	524,200
Aena SME SA	1,558	286,230
Amadeus IT Group SA	1,294	103,005
Banco Bilbao Vizcaya Argentaria SA	23,834	125,065
Enagas SA	4,416	110,051
Iberdrola SA	9,375	92,268
Industria de Diseno Textil SA	3,118	97,058
Repsol SA	61,321	966,821
Telefonica SA	16,299	124,751
		2,429,449
Sweden — 3.6%
AAK AB	19,879	363,289
Atlas Copco AB, A Shares	3,595	131,692
Boliden AB	5,296	136,509
Electrolux AB, Series B	5,053	129,822
Hennes & Mauritz AB, B Shares	5,899	113,862
Hexagon AB, B Shares	2,172	122,769
ICA Gruppen AB	2,346	102,437
Investor AB, B Shares	2,410	127,388
Kinnevik AB, B Shares	20,757	475,348
Lundin Petroleum AB	9,525	294,003
Sandvik AB	14,608	265,546

Skanska AB, B Shares	6,032	133,299
SKF AB, B Shares	21,012	401,122
Swedish Match AB	6,204	297,236
Swedish Orphan Biovitrum AB(1)	5,830	97,322
Telefonaktiebolaget LM Ericsson, B Shares	12,384	111,802
Volvo AB, B Shares	15,451	238,658
		3,542,104
Switzerland — 6.7%
ABB Ltd.	6,300	137,682
Adecco Group AG	2,400	148,365
Baloise Holding AG	663	115,255
Barry Callebaut AG	47	94,497
Chocoladefabriken Lindt & Spruengli AG	14	106,811
EMS-Chemie Holding AG	1,136	705,057
Flughafen Zurich AG	526	93,309
Geberit AG	212	113,791
Givaudan SA	35	102,883
Helvetia Holding AG	740	101,033
LafargeHolcim Ltd.(1)	2,392	123,327
Logitech International SA	3,603	157,437
Nestle SA	2,061	214,279
Novartis AG	4,014	370,198
Partners Group Holding AG	1,190	1,003,594
PSP Swiss Property AG	726	94,496
Roche Holding AG	2,468	760,695
Schindler Holding AG	425	101,649
Sika AG	672	116,956
Sonova Holding AG	420	95,937
Straumann Holding AG	123	118,343
Swatch Group AG (The)	417	116,683
Swiss Life Holding AG	203	100,656
Swiss Re AG	10,272	1,112,754
Swisscom AG	193	99,949
Temenos AG(1)	646	97,922
UBS Group AG(1)	10,709	129,755
Zurich Insurance Group AG	317	124,370
		6,657,683
Taiwan — 2.5%
Advantech Co. Ltd.	91,000	894,564
Largan Precision Co. Ltd.	1,000	145,382
Taiwan Semiconductor Manufacturing Co. Ltd.	91,000	913,599
Uni-President Enterprises Corp.	136,000	323,399
Yuanta Financial Holding Co. Ltd.	319,000	206,508
		2,483,452
United Kingdom — 13.5%
Admiral Group plc	3,691	102,081
Anglo American plc	10,406	272,844
Antofagasta plc	10,719	120,146
Ashtead Group plc	5,946	180,453
Associated British Foods plc	4,141	137,561

Auto Trader Group plc	26,813	194,836
BAE Systems plc	17,043	126,315
Barratt Developments plc	66,032	569,441
Berkeley Group Holdings plc	4,906	290,985
BP plc	18,566	115,403
British Land Co. plc (The)	44,237	329,304
BT Group plc	56,018	138,738
Burberry Group plc	3,664	99,447
Centrica plc	266,429	276,372
Coca-Cola HBC AG(1)	6,304	210,251
Compass Group plc	25,532	625,073
Diageo plc	27,156	1,110,341
Direct Line Insurance Group plc	32,775	129,391
Evraz plc	36,466	174,573
Experian plc	3,148	104,248
Ferguson plc	1,781	154,756
GlaxoSmithKline plc	6,401	145,578
Halma plc	28,266	769,177
Hargreaves Lansdown plc	16,888	404,204
HSBC Holdings plc	15,699	117,064
InterContinental Hotels Group plc	1,547	100,244
International Consolidated Airlines Group SA	84,807	607,658
Intertek Group plc	1,460	104,117
ITV plc	85,218	159,796
Kingfisher plc	143,106	388,352
London Stock Exchange Group plc	1,140	101,297
Marks & Spencer Group plc	145,091	364,498
Meggitt plc	18,623	154,809
Mondi plc	5,814	125,926
Next plc	3,108	271,643
Persimmon plc	14,642	483,836
RELX plc	4,031	97,769
Rightmove plc	103,724	836,427
Rio Tinto plc	4,148	225,997
Royal Dutch Shell plc, A Shares	4,071	117,022
Sage Group plc (The)	13,253	129,100
Smith & Nephew plc	9,321	208,162
Spirax-Sarco Engineering plc	988	113,987
Taylor Wimpey plc	126,991	286,028
Vodafone Group plc	59,941	119,142
Wm Morrison Supermarkets plc	315,462	809,048
WPP plc	57,395	740,553
		13,443,993
United States — 0.1%
Perrigo Co. plc	2,567	130,049
TOTAL COMMON STOCKS (Cost $94,800,447)		99,064,989

TEMPORARY CASH INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $289,828)	289,828	289,828
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $95,090,275)		99,354,817
OTHER ASSETS AND LIABILITIES — 0.1%		59,563
TOTAL NET ASSETS — 100.0%		$99,414,380

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	13.6%
Consumer Discretionary	13.5%
Financials	12.9%
Health Care	12.8%
Information Technology	10.7%
Consumer Staples	10.5%
Materials	9.7%
Communication Services	7.0%
Energy	4.0%
Real Estate	3.1%
Utilities	1.8%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the London Stock Exchange as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	733,728	98,331,261	—
Temporary Cash Investments	289,828	—	—
	1,023,556	98,331,261	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.